FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial Instruments at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Investments in private companies	$ 128	$ 118
Derivative financial assets	425		$ 1,136
Total financial assets	1,461	769
Long-term debt	41,896	40,855	31,733
Total financial liabilities	42,794	42,044
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	5		72
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		48	54
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	352		916
Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	132		$ 94
Fair value (Level 2) | Fair value
Disclosure of detailed information about financial instruments [line items]
Investments in private companies	0	0
Total financial assets	1,333	651
Long-term debt	39,765	39,001
Total financial liabilities	40,663	40,190
Fair value (Level 2) | Fair value | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	7	0
Derivative financial liabilities	2	101
Fair value (Level 2) | Fair value | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	48
Derivative financial liabilities	54	0
Fair value (Level 2) | Fair value | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,194	599
Derivative financial liabilities	842	1,069
Fair value (Level 2) | Fair value | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	132	4
Derivative financial liabilities	0	19
Fair value (Level 3) | Fair value
Disclosure of detailed information about financial instruments [line items]
Investments in private companies	128	118
Total financial assets	128	118
Long-term debt	0	0
Total financial liabilities	0	0
Fair value (Level 3) | Fair value | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Fair value (Level 3) | Fair value | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities
Fair value (Level 3) | Fair value | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Fair value (Level 3) | Fair value | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Before Offset Amount
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,333	651
Before Offset Amount | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		0
Derivative financial liabilities	2	101
Before Offset Amount | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0
Derivative financial liabilities	54	0
Before Offset Amount | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	842	1,069
Before Offset Amount | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	$ 0	$ 19